GENWORTH FINANCIAL                        GENWORTH LIFE & ANNUITY
[LOGO]
                                          6610 WEST BROAD STREET
                                          RICHMOND, VA 23230

May 2, 2011

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Genworth Life & Annuity VA Separate Account 1
    Genworth Life and Annuity Insurance Company
    File Nos. 333-63531; 811-05343

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and Genworth Life and Annuity Insurance Company (the "Company"), we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 41 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 27, 2011, and became effective on May 1, 2011.

Please contact the undersigned at 804.289.3545 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel